BANK FINANCIAL ASSETS AND LIABILITIES - Information on quality of loans to individuals and legal entities (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 60,443
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	35,300
Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	25,143
Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(7,689)
Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,477)
Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(4,212)
Low to fair risk | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	35,026
Low to fair risk | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	23,638
Monitoring | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	539
Monitoring | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,871
Impaired | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,212
Impaired | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,846
Stage 1 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	33,825
Stage 1 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	21,756
Stage 1 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(756)
Stage 1 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(327)
Stage 1 | Low to fair risk | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	34,581
Stage 1 | Low to fair risk | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	22,083
Stage 2 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	661
Stage 2 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,949
Stage 2 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(318)
Stage 2 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(477)
Stage 2 | Low to fair risk | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	445
Stage 2 | Low to fair risk | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,555
Stage 2 | Monitoring | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	534
Stage 2 | Monitoring | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,871
Stage 3 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	814
Stage 3 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	433
Stage 3 | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,005)
Stage 3 | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,153)
Stage 3 | Monitoring | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	5
Stage 3 | Impaired | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,814
Stage 3 | Impaired | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	3,586
POCI | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	5
POCI | Accumulated impairment | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(398)
POCI | Accumulated impairment | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(255)
POCI | Impaired | Gross amount | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	398
POCI | Impaired | Gross amount | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 260